TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Attributable to Approved Enterprise Programs [Member]	Dec. 31, 2013 Attributable to Approved Enterprise Programs [Member]	Dec. 31, 2013 Attributable to Beneficiary Enterprise Program [Member]	Dec. 31, 2013 Israel [Member] Minimum [Member]	Dec. 31, 2013 Australia [Member] Minimum [Member]	Dec. 31, 2013 Canada [Member] Minimum [Member]	Dec. 31, 2013 United States [Member] Minimum [Member]	Dec. 31, 2013 Singapore [Member] Minimum [Member]
TAXES ON INCOME [Abstract]
Liability for unrecognized tax benefits	$ 1,395	$ 1,084
Interest accrued	125	57
Income Tax Contingency [Line Items]
Open tax year						2010	2009	2010	2010	2010
Tax-exempt earnings				22,290	17,418
Tax liability, if distributed				5,573	4,355
Reduction in tax expense			1,800
Effect of legislation change	$ 575